Borrowed Funds - Summary of Borrowed Funds (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
FHLB advances	$ 14,302,661	$ 14,627,661	$ 13,102,661
Repurchase agreements	800,000	800,000	800,000
Total wholesale borrowings	15,102,661	15,427,661	13,902,661
Junior subordinated debentures	360,362	360,259	359,866
Subordinated notes	295,764	295,624	295,066
Total borrowed funds	$ 15,758,787	$ 16,083,544	$ 14,557,593